Capital Leases - Additional Information (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)
Capital Leased Assets [Line Items]
Capital lease liability	$ 300		$ 13,500	$ 11,000
Bargain purchase price			$ 2,100	$ 1,900
Number of capital lease monthly payments		48
Capital lease monthly payments	$ 400	$ 15,562
Line of credit interest rate	3.25%	3.80%
Minimum
Capital Leased Assets [Line Items]
Capital leases payment terms on lease agreements	30 months
Maximum
Capital Leased Assets [Line Items]
Capital leases payment terms on lease agreements	50 months